Cover	Dec. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2021
Entity File Number	001-38964
Entity Registrant Name	SCHMITT INDUSTRIES, INC.
Entity Central Index Key	0000922612
Entity Tax Identification Number	93-1151989
Entity Incorporation, State or Country Code	OR
Entity Address, Address Line One	2765 N.W. Nicolai Street
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97210-1818
City Area Code	(503)
Local Phone Number	227-7908
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock – no par value
Trading Symbol	SMIT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable